TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS [Text Block]

5. TRADE AND SETTLEMENT RECEIVABLES, AND OTHER ASSETS

The Company's trade and settlement receivables and other assets are primarily related to royalty income receivable, deferred compensation, goods and services tax and harmonized sales taxes receivable from government taxation authorities, and recovery of royalty generation costs from project partners.

As at December 31, 2021 and December 31, 2020, the trade receivables and other assets were as follows:

Category	December 31, 2021	December 31, 2020
Royalty income receivable	$251	$66
Refundable taxes	1,481	1,723
Turkish VAT recoverable	6,979	-
Recoverable royalty generation expenditures and advances	1,835	679
Deferred compensation	14,109	-
Other	783	815
Total receivables and other assets	25,438	3,283
Less: current portion	(9,446)	(3,283)
Non-current portion	$15,992	$-

Non-current trade and settlement receivables and other assets are comprised of VAT and the deferred payments from Aftermath Silver Ltd. ("Aftermath") and AbraSilver Resource Corp. ("AbraSilver") (Note 9) expected to be collected after 12 months.

The carrying amounts of the Company's receivables and other assets are denominated in the following currencies:

Currency	December 31, 2021	December 31, 2020
Canadian Dollars	$1,715	$332
US Dollars	15,933	411
Swedish Krona	811	2,538
Turkish Lira	6,979	2
Total	$25,438	$3,283